--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                               September 30, 2000
--------------------------------------------------------------------------------


                                   Value Line
                                    Emerging
                                  Opportunities
                                   Fund, Inc.


                                     [LOGO]
                               ------------------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Emerging Opportunities Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

The Value Line Emerging Opportunities Fund posted a total return of 2.80% for the six months ended September 30, 2000, which compared well with the total return of -D3.29% by the Fund's benchmark, the unmanaged Russell 2000 Index.

This was a particularly rough period for the stock market, with the NASDAQ Composite Index falling 19%. But our disciplined investment approach continues to pay off for the Fund. We invest in stocks with strong earnings momentum and strong relative price momentum. When a stockholding fails to meet these criteria, we sell it quickly. The Fund holds a very diversified portfolio of approximately 400 stocks in many different industries. Many of these are in the volatile technology sector, but spread across different subsectors such as software, semiconductors, the internet, and telecommunications. We usually invest only 0.2% of assets in a new holding; successful investments, however, grow to over 1% of assets before we begin to trim them back. We generally buy companies with market capitalizations of under $2 billion, but we don't sell stocks just because they grow into large-cap firms. At this writing, half of the Fund's stocks have a market cap under $1.5 billion.

The Fund's top holdings at the end of the latest period included Calpine Corp., an energy-provider purchased in 1999 at about $18 a share that closed the period at $104; Applied Micro Circuits, a semiconductor producer purchased in 1998 at $5.43 a share that closed the period at $207; Mercury Interactive, an Internet software firm purchased in 1997 at $5.25 a share that closed the period at $156; and Newport Corp., a components provider to the fiber optics industry purchased less than a year ago at $12, which closed the period at $159. These were the only holdings that individually made up more than 1% of assets.

We will maintain our disciplined approach with an eye toward maximizing returns while minimizing risk. Thank you for investing with us.

                                           Sincerely,

                                           /s/ Jean Bernhard Buttner

                                           Jean Bernhard Buttner
                                           Chairman and President

October 26, 2000


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2

                                    Value Line Emerging Opportunities Fund, Inc.

Emerging Opportunities Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy is now clearly proceeding along a slower growth track as we move through the final months of the year. Evidence of this deceleration in business activity can be found in the most recent figures on manufacturing, retail spending, and employment. Overall, we estimate that GDP growth will average 3%, or so, over the balance of the year. Thereafter, we would expect the pace of economic activity to hold at these comparatively restrained levels through 2001, as the succession of interest-rate hikes voted for by the Federal Reserve Board over the past year and a half continues to have the hoped-for effect of stabilizing the economy at comfortably lower growth levels.

Inflationary pressures, meanwhile, continue to be held in check for the most part, with sustained increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, a moderate increase in cost pressures could still evolve over the next few quarters, particularly if energy prices continue their uncontrolled ascent for several months and the aforementioned moderation in economic growth fails to continue into 2001, two events that we do not currently expect to take place.

Meanwhile, the Federal Reserve, taking note of the current slower pace of business activity and the comparatively muted inflation figures, is likely to maintain a relatively stable monetary stance over the next several quarters. Indeed, should oil prices reverse course and move back down to the $25-$30-a-barrel level, as seems logical given the expected moderation in underlying demand, or the economy slows more then we now expect, it is conceivable that the central bank's next move could be to lower interest rates sometime next year.

Performance Data:*

                                                   Average
                                                Annual Total
                                                   Return
                                                 ---------
1 year ended September 30, 2000..............      67.62%
5 years ended September 30, 2000.............      20.38%
From June 23, 1993+ to
  September 30, 2000.........................      20.79%


+  Commencement of operations.

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                            Value
------------------------------------------------------------

COMMON STOCKS (100.2%)

            ADVERTISING (0.8%)
    3,500   ADVO, Inc.*......................   $  115,500
    3,000   Direct Focus, Inc.*..............      119,250
    1,700   Omnicom Group, Inc. .............      123,994
    2,000   True North
              Communications, Inc. ..........       71,500
                                                ----------
                                                   430,244

            AEROSPACE/
              DEFENSE (1.2%)
    3,125   Aeroflex Inc.*...................      151,953
    1,200   Alliant Techsystems, Inc.*.......       98,550
    2,600   Newport News
              Shipbuilding, Inc. ............      112,775
    4,000   Precision Castparts Corp. .......      153,500
    3,900   Teledyne Technologies Inc.*......      113,587
                                                ----------
                                                   630,365

            AIR TRANSPORT (0.4%)
    3,000   Atlantic Coast Airlines
              Holdings, Inc.*................       96,563
    2,200   SkyWest, Inc. ...................      112,750
                                                ----------
                                                   209,313

            APPAREL (1.0%)
    3,400   Columbia Sportswear Co.*.........      155,975
    5,000   Gildan Activewear, Inc.
              Class "A"*.....................      166,875
    3,700   Guess ? Inc.*....................       41,625
    9,000   McNaughton Apparel
              Group, Inc.*...................      147,375
                                                ----------
                                                   511,850

            BANK (0.5%)
    6,300   East West Bancorp, Inc. .........      123,244
    2,700   GBC Bancorp......................       91,969
    3,100   W Holding Company, Inc. .........       31,581
                                                ----------
                                                   246,794

            BANK--MIDWEST (0.3%)
    3,500   TCF Financial Corp. .............      131,688

            BEVERAGE--
              ALCOHOLIC (0.4%)
    1,800   Constellation Brands, Inc.
              Class "A"*.....................       97,762
    1,500   Coors (Adolph) Co.
              Class "B"......................       94,781
                                                ----------
                                                   192,543

            BUILDING
              MATERIALS (0.5%)
    5,000   Insituform Technologies,
              Inc. Class "A"*................      168,125
    2,700   Trex Co., Inc.*..................       81,844
                                                ----------
                                                   249,969

            CABLE TV (0.4%)
    3,600   EchoStar Communications
              Corp. Class "A"*...............      189,900

            CHEMICAL--
              DIVERSIFIED (0.3%)
    3,000   Cabot Corp. .....................       95,062
    1,500   Millipore Corp...................       72,656
                                                ----------
                                                   167,718

            CHEMICAL--
              SPECIALTY (1.2%)
    4,800   Celgene Corp.*...................      285,600
    7,000   Hexcel Corp.*....................       93,625
    2,200   OM Group, Inc....................       95,975
    2,700   Park Electrochemical Corp........      150,188
                                                ----------
                                                   625,388

            COMPUTER &
              PERIPHERALS (4.0%)
    2,200   Actel Corp.*.....................       79,062
    3,600   Avocent Corporation*.............      198,450
    2,700   Brooktrout, Inc.*................       88,931
    7,500   Catapult Communications
              Corp.*.........................      139,688


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4

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2000
--------------------------------------------------------------------------------

  Shares                                            Value
------------------------------------------------------------

            COMPUTER &
              PERIPHERALS (4.0%)
              (Continued)
    2,000   Concurrent Computer Corp.*.......   $   39,000
    2,000   Emulex Corp.*....................      245,000
    3,200   InFocus Corporation*.............      169,600
    2,800   MRV Communications, Inc.*........      126,875
    6,750   NYFIX, Inc.*.....................      302,062
    2,100   Rainbow Technologies, Inc.*......       74,288
    6,000   Silicon Storage
              Technology, Inc.*..............      163,125
    2,280   Sun Microsystems, Inc.*..........      266,190
    2,400   Tech Data Corp.*.................      102,600
    2,000   Zebra Technologies Corp.
              Class "A"*.....................       96,125
                                                ----------
                                                 2,090,996

            COMPUTER SOFTWARE
              & SERVICES (9.3%)
    3,000   Acterna Corp.*...................       91,125
    8,000   Actuate Corp.*...................      276,375
    1,600   Adobe Systems, Inc...............      248,400
    2,200   Advent Software, Inc.*...........      153,725
    6,500   Ansoft Corp.*....................       86,125
    4,000   AremisSoft Corp.*................      150,000
    2,200   Aspen Technology, Inc.*..........       99,275
    4,000   BSQUARE Corporation*.............       62,000
    2,000   Business Objects S.A. (ADR)*.....      226,125
    4,000   CACI International, Inc.
              Class "A"*.....................       85,750
    6,200   Carreker Corporation*............      120,900
    2,800   Cognizant Technology
              Solutions Corp. Class "A"*.....      109,200
    3,400   Cognos Inc.*.....................      138,550
    2,325   Comverse Technology, Inc.*.......      251,100
    3,750   Dendrite International, Inc.*....      100,547
    1,400   Documentum, Inc.*................      113,662
    3,500   Hall Kinion & Associates, Inc.*..       99,531
    3,200   Henry (Jack) & Associates, Inc...      138,800
    1,600   IONA Technologies
              PLC (ADR)*.....................      111,200
    1,300   MMC Networks, Inc.*..............      164,450
    2,600   Manhattan Associates, Inc.*......      159,250
    4,200   MapInfo Corp.*...................      131,513
    4,000   Mercury Interactive Corp.*.......      627,000
    1,000   Micromuse, Inc.*.................      200,937
    2,000   National Instruments Corp.*......       88,250
    1,800   Paychex, Inc.....................       94,500
    2,800   Rational Software Corp.*.........      194,250
    5,000   Rimage Corp.*....................       93,750
    2,200   ScanSource, Inc.*................      117,425
    3,000   Siebel Systems, Inc.*............      333,938
                                                ----------
                                                 4,867,653

            DIVERSIFIED
              COMPANIES (0.5%)
      900   SPX Corp.*.......................      127,744
      700   Textron, Inc.....................       32,287
    1,400   Tyco International Ltd...........       72,625
    1,500   Valmont Industries, Inc..........       29,813
                                                ----------
                                                   262,469

            DRUG (9.3%)
    3,000   Albany Molecular
              Research, Inc.*................      168,562
    3,600   Andrx Group*.....................      336,150
    2,000   CV Therapeutics, Inc.*...........      155,563
    2,200   Cerus Corp.*.....................      122,100
    3,000   CIMA Labs, Inc.*.................      156,188
    2,200   COR Therapeutics, Inc.*..........      137,087
    7,000   Corvas International, Inc.*......      162,750
    5,000   Dura Pharmaceuticals, Inc.*......      176,875
    1,400   Forest Laboratories, Inc.*.......      160,562
    3,100   GelTex Pharmaceuticals, Inc.*....      145,119
    1,000   Genentech, Inc.*.................      185,688
    1,400   ImClone Systems, Inc.*...........      163,887
    5,550   Ivax Corp.*......................      255,300
    3,000   K-V Pharmaceutical Co.
              Class "A"*.....................      105,375
   11,671   King Pharmaceuticals, Inc.*......      390,249
    2,200   Millennium
              Pharmaceuticals, Inc. *........      321,337
    5,400   NPS Pharmaceuticals, Inc.*.......      305,438
    4,000   Neurocrine Biosciences, Inc.*....      180,000
    3,400   Noven Pharmaceuticals, Inc.*.....      145,350
    3,300   OSI Pharmaceuticals, Inc.*.......      231,000


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                            Value
------------------------------------------------------------

            DRUG (9.3%)(Continued)
    4,700   PharmaNetics, Inc.*..............   $   89,300
    3,232   Shire Pharmaceuticals Group
              PLC (ADR)*.....................      166,852
    6,500   Targeted Genetics Corp.*.........       77,187
    7,200   Taro Pharmaceutical
              Industries, Ltd.*..............      128,700
    4,700   Titan Pharmaceuticals, Inc.*.....      305,500
    6,500   Virologic, Inc.*.................      109,688
                                                ----------
                                                 4,881,807

            EDUCATIONAL SERVICES
              (1.4%)
    2,700   Apollo Group, Inc. Class "A"*....      107,663
    3,000   Career Education Corp.*..........      133,500
    2,700   Corinthian Colleges, Inc.*.......      159,300
    2,000   Edison Schools, Inc. Class "A"*         63,500
    3,000   Learning Tree
              International, Inc.*...........      142,875
    6,000   PLATO Learning, Inc.*............      123,656
                                                ----------
                                                   730,494

            ELECTRICAL
              EQUIPMENT (3.2%)
    4,000   AAON, Inc.*......................       96,000
    8,000   Alpha Technologies
              Group, Inc.*...................      120,000
    3,800   Belden, Inc......................       89,775
    4,000   C&D Technologies, Inc............      227,000
    5,400   Cable Design
              Technologies Corp.*............      131,287
    3,000   Cerprobe Corp.*..................       44,250
    5,000   Lamson & Sessions Co.*...........       59,375
    3,300   Merix Corp.*.....................      213,881
    6,600   Power-One, Inc.*.................      399,403
    3,000   SIPEX Corp.*.....................      126,188
    1,500   Technitrol, Inc..................      151,500
                                                ----------
                                                 1,658,659

            ELECTRIC UTILITY--
              CENTRAL (0.5%)
    2,000   AES Corp. (The)*.................      137,000
    2,700   Cleco Corp.......................      126,225
                                                ----------
                                                   263,225

            ELECTRIC UTILITY--
              WEST (1.5%)
    7,600   Calpine Corp.*...................      793,250

            ELECTRONICS (7.8%)
    2,200   Adaptive Broadband Corp.*........       42,900
    4,500   All American
              Semiconductor, Inc.*...........       90,844
    2,200   Alpha Industries, Inc.*..........       74,937
    2,600   Amphenol Corp. Class "A"*........      148,038
    1,700   Anaren Microwave, Inc.*..........      230,562
    2,400   Arrow Electronics, Inc.*.........       81,750
    3,400   Artesyn Technologies, Inc.*......       99,025
    2,600   Avnet, Inc.......................       73,775
    6,000   Daktronics, Inc.*................       81,000
    1,400   Exar Corp.*......................      169,400
    4,500   FEI Company*.....................       97,594
    2,415   Flextronics International Ltd.*..      198,332
    3,300   Frequency Electronics, Inc.......       75,702
    2,000   Gemstar-TV Guide
              International, Inc.*...........      174,375
    2,800   Harman International
              Industries, Inc................      109,480
    6,000   Herley Industries, Inc.*.........      136,125
    8,000   Hytek Microsystems, Inc.*........      105,000
    2,750   Interlink Electronics*...........       53,281
    8,500   M-Wave, Inc.*....................      221,531
    2,600   Micrel, Inc.*....................      174,200
    5,000   Nu Horizons Electronics Corp.*...      139,063
    6,300   Planar Systems, Inc.*............      117,337
    2,000   Plantronics, Inc.*...............       76,000
    3,200   Plexus Corp.*....................      225,600
    6,000   Richardson Electronics, Ltd......      100,500
    3,800   Rogers Corp.*....................      120,175
    3,900   Symbol Technologies, Inc.........      140,156
    5,000   3 D Systems Corp.*...............       93,750
    1,999   Three-Five Systems, Inc.*........       58,471
    6,000   Titan Corp.*.....................       99,000
    5,000   Universal Electronics Inc.*......      120,937
    5,000   Valence Technology, Inc.*........       86,250
    5,000   Viasystems Group, Inc.*..........       85,000
    3,000   Virata Corporation*..............      198,375
                                                ----------
                                                 4,098,465


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6

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2000
--------------------------------------------------------------------------------

  Shares                                            Value
------------------------------------------------------------

            ENTERTAINMENT (0.6%)
      800   Clear Channel
              Communications, Inc.*..........   $   45,200
    2,000   Emmis Communications
              Corp. Class "A"*...............       49,500
    1,500   Entercom Communications
              Corp.*.........................       44,906
    4,700   Liberty Satellite & Technology,
              Inc. Class "A"*................       49,938
    1,600   Univision Communications,
              Inc. Class "A"*................       59,800
    1,302   Viacom, Inc. Class "B"*..........       76,167
                                                ----------
                                                   325,511

            ENVIRONMENTAL (0.3%)
      100   Proton Energy Systems, Inc.*.....        2,862
    3,000   TRC Companies, Inc.*.............       51,146
    3,900   Tetra Tech, Inc.*................      111,394
                                                ----------
                                                   165,402

            FINANCIAL SERVICES (2.1%)
    4,500   AmeriCredit Corp.*...............      129,656
    2,700   CompuCredit Corp.*...............      151,453
    3,000   Countrywide Credit
              Industries, Inc................      113,250
    6,500   IndyMac Bancorp, Inc.*...........      133,656
    2,300   Investment Technology
              Group, Inc.*...................       91,856
    2,000   LaBranche & Co., Inc.*...........       66,750
    2,100   Metris Companies Inc.............       82,950
      900   Providian Financial Corp.........      114,300
      700   White Mountains Insurance
              Group, Inc.....................      191,013
                                                ----------
                                                 1,074,884

            FOOD PROCESSING (0.4%)
    3,300   Hain Celestial Group, Inc.*......      115,913
    1,500   Keebler Foods Co.................       63,000
    1,800   McCormick & Co., Inc.............       53,550
                                                ----------
                                                   232,463

            FURNITURE/HOME
              FURNISHINGS (0.1%)
    2,250   Ethan Allen Interiors, Inc.......       63,703

            HEALTHCARE INFORMATION SYSTEMS (0.5%)
    3,000   Cerner Corp.*....................      139,312
   14,000   Hooper Holmes, Inc...............      133,140
                                                ----------
                                                   272,452

            HOMEBUILDING (0.4%)
    3,300   Centex Corp......................      106,013
    3,800   Ryland Group, Inc. (The).........      117,800
                                                ----------
                                                   223,813

            HOTEL/GAMING (1.1%)
    1,500   Anchor Gaming*...................      119,344
    3,400   International Game
              Technology*....................      114,325
    7,000   Isle of Capri Casinos, Inc.*.....      108,500
    3,000   MGM Mirage Inc...................      114,563
    4,000   Mandalay Resort Group*...........      102,500
                                                ----------
                                                   559,232

            HOUSEHOLD
              PRODUCTS (0.5%)
    2,000   Pfeiffer Vacuum Technology
              AG (ADR).......................       78,500
    6,000   Salton, Inc.*....................      193,875
                                                ----------
                                                   272,375

            INDUSTRIAL SERVICES (3.1%)
    8,000   ASI Solutions, Inc.*.............      149,000
    5,800   Actrade Financial
              Technologies, Ltd.*............      174,362
    3,000   Administaff, Inc.*...............      227,100
    1,800   Catalina Marketing Corp.*........       67,725
    2,400   Convergys Corp.*.................       93,300
    2,800   homestore.com, Inc.*.............      130,900
    3,000   Korn/Ferry International*........      113,438
    3,800   Professional Detailing, Inc.*....      216,600
    3,300   Quanta Services, Inc.*...........       90,750
    6,000   SCP Pool Corp.*..................      177,750
    2,300   SmartForce PLC (ADR)*............      108,963
    2,800   TeleTech Holdings, Inc.*.........       69,300
                                                ----------
                                                 1,619,188


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                                                                               7

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                            Value
------------------------------------------------------------

            INSURANCE--LIFE (0.2%)
    2,800   StanCorp Financial Group, Inc....   $  119,700

            INSURANCE--PROPERTY
              & CASUALTY (0.5%)
    5,000   Old Republic International Corp..      120,312
    2,700   PartnerRe Ltd....................      128,081
                                                ----------
                                                   248,393

            INTERNET (2.3%)
    1,500   Agile Software Corp.*............      134,906
      800   Alteon WebSystems, Inc.*.........       86,713
    5,200   Exodus Communications, Inc.*.....      256,750
    2,800   iBasis, Inc.*....................       44,450
    2,800   JNI Corporation*.................      249,200
    2,000   Kana Communications, Inc.*.......       44,500
    1,400   Netopia, Inc.*...................       15,400
    2,200   PurchasePro.com Inc.*............      193,325
    2,500   Retek Inc.*......................      132,500
    6,000   Sequoia Software Corp.*..........       38,812
                                                ----------
                                                 1,196,556

            MACHINERY (0.5%)
    1,500   Dover Corp.......................       70,406
    7,000   GenTek, Inc......................      106,750
    3,000   Graco Inc........................       96,750
                                                ----------
                                                   273,906

            MANUFACTURED HOUSING/RECREATIONAL
              VEHICLE (0.1%)
    1,500   Oshkosh Truck Corp...............       58,125

            MARITIME (0.3%)
    5,625   A.C.L.N. Ltd.*...................      150,469

            MEDICAL SERVICES (3.8%)
    2,400   Accredo Health, Inc.*............      117,300
    2,800   Advance Paradigm, Inc.*..........      118,125
    1,500   Laboratory Corp. of America
              Holdings*......................      179,625
    3,900   Morrison Management
              Specialists, Inc...............      115,245
    1,600   Myriad Genetics, Inc.*...........      137,600
    5,500   Oxford Health Plans, Inc.*.......      169,039
    2,200   Quest Diagnostics, Inc.*.........      252,450
    6,000   Rehabcare Group, Inc.*...........      255,000
    5,000   RightCHOICE Managed
              Care, Inc. Class "A"*..........      121,250
    4,000   Syncor International Corp.*......      147,250
    4,400   Triad Hospitals, Inc.*...........      129,250
    1,600   Universal Health Services, Inc.*.      137,000
    1,300   Wellpoint Health
              Networks, Inc.*................      124,800
                                                ----------
                                                 2,003,934

            MEDICAL SUPPLIES (7.0%)
    2,000   Allergan, Inc....................      168,875
    2,800   Alpharma Inc. Class "A"..........      171,150
    3,300   AmeriSource Health Corp.
              Class OAO*.....................      155,100
    6,000   Beckman Coulter, Inc.............      462,750
    4,533   Bindley Western Industries, Inc..      145,056
    6,000   Candela Corp.*...................       66,000
    6,000   Connetics Corp.*.................      144,750
    3,000   Cytyc Corp.*.....................      129,375
    8,000   D & K Healthcare
              Resources, Inc.*...............       96,500
    3,000   DENTSPLY International, Inc......      104,813
    5,000   Diagnostic Products Corp.........      268,125
    4,000   Digene Corp.*....................      144,000
      200   Durect Corporation*..............        3,000
    7,000   Intuitive Surgical, Inc.*........       82,250
    8,000   Inverness Medical
              Technology, Inc.*..............      154,000
    6,200   Meridian Medical
              Technologies, Inc.*............      106,950
    2,000   1-800 CONTACTS, INC.*............       96,000
    5,000   Orthofix International N.V.*.....      123,750
    4,000   Patterson Dental Co.*............       90,000
    4,000   PolyMedica Corp.*................      171,500
    2,000   Surmodics, Inc.*.................      109,500
    2,800   Techne Corp.*....................      313,600
    2,800   Varian Medical Systems, Inc.*....      126,525
    4,000   Zoll Medical Corp.*..............      195,000
                                                ----------
                                                 3,628,569


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8

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2000
--------------------------------------------------------------------------------

  Shares                                            Value
------------------------------------------------------------

            METAL FABRICATING (1.1%)
    2,500   CoorsTek, Inc.*..................   $   95,625
    3,400   Pitt-Des Moines, Inc.............      103,275
    2,300   SPS Technologies, Inc.*..........      111,550
    4,000   Shaw Group, Inc.*................      282,000
                                                ----------
                                                   592,450

            NEWSPAPER (0.1%)
    1,100   Dow Jones & Co., Inc.............       66,550

            OILFIELD SERVICES/
              EQUIPMENT (1.2%)
    1,300   Cooper Cameron Corp.*............       95,794
    3,600   Hanover Compressor Co.*..........      118,575
    3,000   National-Oilwell, Inc.*..........       93,750
    9,000   Seitel, Inc.*....................      129,375
    3,800   Teekay Shipping Corp.............      178,362
                                                ----------
                                                   615,856

            PACKAGING &
              CONTAINER (0.2%)
   11,000   Pactiv Corp.*....................      123,063

            PETROLEUMN
              INTEGRATED (0.1%)
    1,000   Williams (Clayton) Energy, Inc.*.       40,500

            PRECISION
              INSTRUMENT (4.2%)
    2,500   Applied Films Corp.*.............       67,813
    2,300   BEI Technologies, Inc............       96,025
    5,600   Esterline Technologies Corp.*....      110,250
    2,400   Mettler Toledo
              International, Inc.*...........      105,600
    3,600   Newport Corp.....................      573,356
    3,375   Orbotech Ltd.*...................      184,570
    1,600   PerkinElmer, Inc.................      167,000
    1,300   Tektronix, Inc...................       99,856
    3,400   Therma-Wave Inc.*................       97,750
    3,000   Varian, Inc.*....................      129,187
    1,200   Veeco Instruments, Inc.*.........      127,519
    4,800   Waters Corp.*....................      427,200
                                                ----------
                                                 2,186,126

            PUBLISHING (0.3%)
    1,300   Reader's Digest Association,
              Inc. Class "A" ................       45,906
    1,500   Scholastic Corp.*................      119,344
                                                ----------
                                                   165,250

            RECREATION (0.3%)
    2,000   Harley-Davidson, Inc.............       95,750
    2,000   WMS Industries, Inc.*............       43,235
                                                ----------
                                                   138,985

            RESTAURANT (1.7%)
    3,300   Brinker International, Inc.*.....       99,413
    3,500   CEC Entertainment, Inc.*.........      112,000
    3,050   Cheesecake Factory, Inc. (The)*..      131,912
    2,500   Darden Restaurants, Inc..........       52,031
    7,000   Panera Bread Company
              Class "A"*.....................      146,125
    6,000   RARE Hospitality
              International, Inc.*...........      122,250
   10,400   Ruby Tuesday, Inc................      117,000
    3,000   Sonic Corp.*.....................       94,500
                                                ----------
                                                   875,231

            RETAIL BUILDING
              SUPPLY (0.4%)
    3,000   Fastenal Co......................      172,875
    1,280   Lowe's Companies, Inc............       57,440
                                                ----------
                                                   230,315

            RETAIL--SPECIAL
              LINES (4.6%)
    4,400   Blair Corp.......................      103,400
    4,500   Charlotte Russe Holding, Inc.*...       59,625
    7,000   Chico's FAS, Inc.*...............      238,000
    4,000   Children's Place Retail
              Stores Inc. (The)*.............      103,000
    7,200   Christopher & Banks Corp.*.......      279,900
    2,250   Cost Plus, Inc.*.................       67,781
    1,800   Dollar Tree Stores, Inc.*........       73,013
    3,900   Insight Enterprises, Inc.*.......      106,275
    6,500   Intertan, Inc.*..................       93,844


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                            Value
------------------------------------------------------------

            RETAIL--SPECIAL
              LINES (4.6%)(continued)

    5,670   Intimate Brands, Inc.
              Class "A"......................   $  105,958
    2,000   Linens ONO Things, Inc.*.........       51,000
    3,200   Michaels Stores, Inc.*...........      128,000
    9,000   Pier 1 Imports, Inc..............      122,062
    3,750   Quiksilver, Inc.*................       72,188
    1,200   RadioShack Corp..................       77,550
    1,200   Talbots, Inc. (The)..............       79,500
    4,000   Tiffany & Co.....................      154,250
    2,400   Tweeter Home Entertainment
              Group, Inc.*...................       87,150
    3,700   Ultimate Electronics, Inc.*......      152,162
    2,400   ValueVision International,
              Inc. Class "A"*................       60,300
    5,850   Wilsons The Leather
              Experts Inc.*..................      105,666
    2,000   Zale Corp.*......................       64,875
                                                ----------
                                                 2,385,499

            RETAIL STORE (1.0%)
    2,500   BJ's Wholesale Club Inc.*........       85,312
    2,700   Factory 2-U Stores, Inc.*........       82,519
    5,000   Family Dollar Stores, Inc........       96,250
    2,000   Kohl's Corp.*....................      115,375
    8,000   Stein Mart, Inc.*................       86,500
    1,600   Target Corp......................       41,000
                                                ----------
                                                   506,956

            SEMICONDUCTOR (8.4%)
    3,700   Applied Micro Circuits Corp.*....      766,131
    2,500   Bell Microproducts Inc.*.........       78,125
    3,200   Cirrus Logic, Inc.*..............      129,000
    2,400   Cree, Inc.*......................      279,000
    2,000   Cymer, Inc.*.....................       61,375
    2,200   Dallas Semiconductor Corp........       72,325
    1,300   Elantec Semiconductor, Inc.*.....      129,513
    3,000   Galileo Technology Ltd.*.........      103,992
    3,300   GaSonics International Corp.*....       40,425
    3,600   IC's Vision Systems
              Corporation N.V.*..............      109,125
    4,500   inSilicon Corporation*...........       65,250
    2,000   Integrated Device
              Technology, Inc.*..............      181,000
    2,500   International Rectifier Corp.*...      126,406
    9,000   JACO Electronics, Inc.*..........      135,000
    9,000   Mattson Technology, Inc.*........      133,875
    2,500   Nanometrics, Inc.*...............      133,594
    3,000   NVIDIA Corp.*....................      245,625
    1,600   PMC-Sierra, Inc.*................      344,400
    2,000   QLogic Corp.*....................      176,000
    8,000   Semitool, Inc.*..................      102,500
    4,000   Silicon Image, Inc.*.............       99,250
    2,400   Siliconix, Inc.*.................      113,250
   10,200   TelCom Semiconductor, Inc.*......      151,725
    4,600   TranSwitch Corp.*................      293,250
    4,700   Trikon Technologies, Inc.*.......       66,387
    5,000   TriQuint Semiconductor, Inc.*....      182,188
    2,500   Varian Semiconductor
              Equipment Associates, Inc.*....       93,594
                                                ----------
                                                 4,412,305

            SHOE (0.9%)
    2,250   Kenneth Cole Productions,
              Inc. Class "A"*................       79,453
    6,000   Genesco Inc.*....................      101,625
    9,000   Maxwell Shoe Co., Inc.*..........      100,688
    4,800   Timberland Co. Class "A"*........      196,800
                                                ----------
                                                   478,566

            STEEL--GENERAL (0.2%)
    3,500   Carpenter Technology Corp........      101,937

            TELECOMMUNICATIONS EQUIPMENT (4.0%)
    3,500   Andrew Corp.*....................       91,656
    3,000   Anixter International, Inc.*.....       87,375
    5,000   Arguss Holdings, Inc.*...........      102,188
    1,600   Black Box Corp.*.................       74,600
    3,800   C-Cor.net Corp.*.................       58,187
    1,600   Carrier Access Corp.*............       31,700
    3,000   Communications Systems, Inc......       40,125
    3,800   International Fibercom, Inc.*....       55,575


--------------------------------------------------------------------------------
10

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2000
--------------------------------------------------------------------------------

  Shares                                            Value
------------------------------------------------------------

            TELECOMMUNICATIONS EQUIPMENT (4.0%)(continued)

    2,800   Natural MicroSystems Corp.*......  $   150,631
    5,500   Oak Technology, Inc.*............      150,563
    6,000   Polycom, Inc.*...................      401,813
    4,350   REMEC, Inc.*.....................      128,053
    2,800   Scientific-Atlanta, Inc..........      178,150
    4,500   SpectraSite Holdings, Inc.*......       83,531
    2,600   Tekelec*.........................       85,475
    1,500   Tollgrade Communications,
              Inc.*..........................      208,219
    1,200   Tut Systems, Inc.*...............      103,575
    5,000   Westell Technologies, Inc.
              Class "A"*.....................       64,375
                                               -----------
                                                 2,095,791

            TELECOMMUNICATION
              SERVICES (1.6%)
    6,000   Boston Communications
              Group, Inc.*...................      115,500
    1,100   Digital Lightwave, Inc.*.........       79,887
    3,200   DSET Corp.*......................       66,000
    3,900   DyCom Industries, Inc.*..........      162,338
    5,000   FiberNet Telecom Group, Inc.*....       84,687
    1,600   Global Crossing Ltd.*............       49,600
    4,000   Metromedia Fiber Network,
              Inc. Class "A"*................       97,250
    1,800   Qwest Communications
              International, Inc.*...........       86,513
    4,700   RMH Teleservices, Inc.*..........       75,494
                                               -----------
                                                   817,269

            TRUCKING/
              TRANSPORTATION
              LEASING (0.4%)
    2,700   Forward Air Corp.*...............       95,006
    2,000   Landstar System, Inc.*...........       89,250
                                               -----------
                                                   184,256

            WATER UTILITY (0.1%)
    4,500   Southwest Water Co...............       59,344

            WIRELESS NETWORKING (1.1%)
      600   Aether Systems, Inc.*............       63,300
    6,000   InterWAVE Communications
              International, Ltd.*...........       48,000
    1,500   Netro Corp.*.....................       88,875
    3,000   Puma Technology, Inc.*...........       60,938
    4,000   RF Micro Devices Inc.*...........      125,500
    1,800   Sawtek Inc.*.....................       69,328
    1,700   Sierra Wireless, Inc.*...........      104,550
                                               -----------
                                                   560,491
                                               -----------
            TOTAL COMMON
            STOCKS AND TOTAL
            INVESTMENT
            SECURITIES (100.2%)
            (Cost $32,917,780) ..............   52,358,205
                                               -----------


REPURCHASE AGREEMENT (1.3%)
              (Including accrued interest)
 $700,000   Collateralized by $640,000
              U.S. Treasury Bonds
              14.25%, due 2/15/02,
              with a value of $718,352
              (with Morgan Stanley
              Dean Witter & Co. 6.35%,
              dated 9/29/00, due 10/2/00,
              delivery value $700,370).......      700,247

LIABILITIES IN EXCESS OF
CASH & RECEIVABLES (-1.5%) ..................     (812,607)
                                               -----------

NET ASSETS (100%) ...........................  $52,245,845
                                               ===========

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE
PER OUTSTANDING SHARE
$52,245,845 / 2,035,613
shares outstanding) .........................  $     25.67
                                               ===========

* Non-income producing

(ADR) American Depositary Receipts

See Notes to Financial Statements


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Statement of Assets and Liabilities
at September 30, 2000 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
  (Cost--$32,917,780)......................    $52,358,205
Repurchase agreement
  (Cost--$700,247).........................        700,247
Cash .....................................          23,435
Receivable for securities sold ...........         294,905
Receivable for capital shares sold .......         218,145
Dividends receivable .....................           4,117
                                               -----------
    Total Assets .........................      53,599,054
                                               -----------
Liabilities:
Payable for capital shares
  repurchased ............................         900,818
Payable for securities purchased .........         369,671
Accrued expenses:
  Advisory fee payable ...................          32,245
  Service and distribution plan
    fees payable..........................          10,748
  Other ..................................          39,727
                                               -----------
    Total Liabilities ....................       1,353,209
                                               -----------
Net Assets ...............................     $52,245,845
                                               ===========

Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000,
  outstanding 2,035,613 shares)...........         $ 2,036
Additional paid-in capital ...............      26,577,850
Accumulated net investment loss ..........        (253,204)
Undistributed net realized gain
  on investments..........................       6,478,738
Net unrealized appreciation
  of investments..........................      19,440,425
                                               -----------
Net Assets ...............................     $52,245,845
                                               ===========
Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($52,245,845 / 2,035,613
  shares outstanding) ....................     $     25.67
                                               ===========


Statement of Operations
for the six months ended September 30, 2000 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest income ..........................     $    73,438
Dividend income (net of foreign
  withholding tax of $250)................          26,280
                                               -----------
    Total Income .........................          99,718
                                               -----------
Expenses:
Advisory fee .............................         179,946
Service and distribution plan fee ........          59,982
Auditing and legal fees ..................          20,816
Custodian fees ...........................          18,344
Accounting and bookkeeping expense .......          16,200
Quote charge .............................          14,914
Registration and filing fees .............          13,149
Directors' fees and expenses .............          12,413
Printing .................................           7,138
Transfer agent fees ......................           6,391
Insurance, dues and other ................           6,132
                                               -----------
    Total expenses before
      custody credits ....................         355,425
    Less: custody credits ................          (2,503)
                                               -----------
    Net Expenses .........................         352,922
                                               -----------
Net Investment Loss ......................        (253,204)
                                               -----------
Net Realized and Unrealized
  Gain (Loss) on Investments:
    Net Realized Loss ....................         (67,635)
    Change in Net Unrealized
      Appreciation........................       1,461,812
                                               -----------
Net Realized Loss and Change in
  Net Unrealized Appreciation
  on Investments .........................       1,394,177
                                               -----------
Net Increase in Net Assets
  from Operations ........................     $ 1,140,973
                                               ===========

See Notes to Financial Statements.


--------------------------------------------------------------------------------
12

                                    Value Line Emerging Opportunities Fund, Inc.

Statement of Changes in Net Assets
for the six months ended September 30, 2000 (unaudited) and for the year ended March 31, 2000
---------------------------------------------------------------------------------------------

                                                                                   Six Months
                                                                                      Ended
                                                                                  September 30,             Year Ended
                                                                                       2000                  March 31,
                                                                                   (unaudited)                 2000
                                                                                  -------------------------------------
Operations:
  Net investment loss .......................................................     $   (253,204)            $   (305,905)
  Net realized (loss) gain on investments ...................................          (67,635)               8,847,788
  Change in net unrealized appreciation .....................................        1,461,812               13,241,090
                                                                                  -------------------------------------
  Net increase in net assets from operations ................................        1,140,973               21,782,973
                                                                                  -------------------------------------

Distributions to Shareholders:
  Net realized gain from investment transactions ............................             --                   (919,488)
                                                                                  -------------------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................................       18,112,948               24,072,879
  Proceeds from reinvestment of distributions to shareholders ...............             --                    916,146
  Cost of shares repurchased ................................................      (17,792,530)             (16,628,899)
                                                                                  -------------------------------------
  Net increase from capital share transactions ..............................          320,418                8,360,126
                                                                                  -------------------------------------

Total Increase in Net Assets ................................................        1,461,391               29,223,611

Net Assets:
  Beginning of period .......................................................       50,784,454               21,560,843
                                                                                  -------------------------------------
  End of period .............................................................     $ 52,245,845             $ 50,784,454
                                                                                  =====================================

Accumulated Net Investment Loss, at end of period ...........................     $   (253,204)            $       --
                                                                                  =====================================

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                              13

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.  Significant Accounting Policies

Value Line Emerging Opportunities Fund, Inc., formerly Value Line Small-Cap Growth Fund, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.


--------------------------------------------------------------------------------
14

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2000
--------------------------------------------------------------------------------

2.  Capital Share Transactions

Transactions in capital stock, were as follows:

                                          Six Months
                                             Ended         Year
                                         September 30,     Ended
                                              2000       March 31,
                                          (unaudited)      2000
                                          ------------------------

Shares sold ...........................     762,735      1,193,793
Shares issued to shareholders
  in reinvestment of
  distributions .......................        --           48,041
                                          ------------------------
                                            762,735      1,241,834
Shares repurchased ....................     760,547        837,228
                                          ------------------------
Net increase ..........................       2,188        404,606
                                          ========================

3.  Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                 Six Months Ended
                                                September 30, 2000
                                                    (unaudited)
                                                ------------------
PURCHASES:
Investment Securities.....................         $21,527,858
                                                   ===========

SALES:
Investment Securities.....................         $19,843,684
                                                   ===========

At September 30, 2000, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $33,628,726. The aggregate appreciation and depreciation of investments at September 30, 2000, based on a comparison of investment values and their costs for federal income tax purposes was $21,551,556 and $2,121,830, respectively, resulting in a net appreciation of $19,429,726.

4.   Advisory Fees,  Service and Distribution  Plan Fees and  Transactions  With
     Affiliates:

An advisory fee of $179,946 was paid or payable to the Adviser for the six months ended September 30, 2000. The fee was computed at an annual rate of .75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor") a
wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended September 30, 2000, fees amounting to $59,982 were paid or payable to the Distributor under this plan.

For the six months ended September 30, 2000, the Fund's expenses were reduced by $2,503 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and a director of the Fund. During the six months ended September 30, 2000, the Fund paid brokerage commissions totaling $10,169 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At September 30, 2000, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 1,415,394 shares of the Fund's capital stock, representing 69.5% of the outstanding shares. In addition, certain officers and directors of the Fund owned 49,549 shares of capital stock, representing 2.4% of the outstanding shares.


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                     Six Months Ended                               Years Ended March 31,
                                    September 30, 2000  ---------------------------------------------------------------------------
                                        (unaudited)          2000             1999             1998          1997          1996
                                        -------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..............    $    24.97      $    13.24       $    13.37       $    12.67    $    15.11    $    12.33
                                        -------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment loss ..............          (.12)           (.15)(3)         (.11)(3)         (.15)         (.13)         (.18)
  Net gains or (losses) on
    securities (both realized
    and unrealized) ................           .82           12.39              .21             3.34          (.08)         3.08
                                        -------------------------------------------------------------------------------------------
  Total from investment
    operations .....................           .70           12.24              .10             3.19          (.21)         2.90
                                        -------------------------------------------------------------------------------------------
Less distributions:
  Distributions from
    realized gains .................          --              (.51)            (.23)           (2.49)        (2.23)         (.12)
                                        -------------------------------------------------------------------------------------------
  Total distributions ..............          --              (.51)            (.23)           (2.49)        (2.23)         (.12)
                                        -------------------------------------------------------------------------------------------
Net asset value, end of period .....    $    25.67      $    24.97       $    13.24       $    13.37    $    12.67    $    15.11
                                        ===========================================================================================
Total return .......................          2.80%          93.59%            1.01%           27.50%        (2.07)%       23.58%
                                        ===========================================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................    $   52,246      $   50,784       $   21,561       $   21,490    $   16,974    $   19,106
Ratio of operating expenses to
  average net assets ...............          1.45%*(2)       1.34%(2)(3)      1.34%(2)(3)      1.81%(1)      1.87%(1)      2.15%(1)
Ratio of net investment loss to
  average net assets ...............         (1.04)%         (0.96%)(3)       (0.90)%(3)       (1.10)%       (1.07)%       (1.27)%
Portfolio turnover rate ............            42%+           104%             203%             149%          100%           57%

(1)  Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.44% for the six month period ended September 30, 2000 (unaudited), 1.32% for the year ended 3/31/2000 and 1.29% for the year ended 3/31/1999.

(3) Net of waived advisory fee and service and distribution plan fees. Had these expenses been fully paid by the Fund for the years ended March 31, 2000 and March 31, 1999, net investment loss per share would have been $(.21) and $(.18), the ratio of expenses to average net assets would have been 1.69% and 1.91%, and the ratio of net investment loss to average net assets would have been 1.31% and (1.47)%, respectively.

+    Not annualized

*    Annualized


See Notes to Financial Statements.

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16

INVESTMENT ADVISER        Value Line, Inc.
                          220 East 42nd Street
                          New York, NY 10017-5891

DISTRIBUTOR               Value Line Securities, Inc.
                          220 East 42nd Street
                          New York, NY 10017-5891

CUSTODIAN BANK            State Street Bank and Trust Co.
                          225 Franklin Street
                          Boston, MA 02110

SHAREHOLDER               State Street Bank and Trust Co.
SERVICING AGENT           c/o NFDS
                          P.O. Box 219729
                          Kansas City, MO 64121-9729

INDEPENDENT               PricewaterhouseCoopers LLP
ACCOUNTANTS               1177 Avenue of the Americas
                          New York, NY 10036

LEGAL COUNSEL             Peter D. Lowenstein, Esq.
                          Two Sound View Drive, Suite 100
                          Greenwich, CT 06830

DIRECTORS                 Jean Bernhard Buttner
                          John W. Chandler
                          Frances T. Newton
                          Francis C. Oakley
                          David H. Porter
                          Paul Craig Roberts
                          Marion N. Ruth
                          Nancy-Beth Sheerr

OFFICERS                  Jean Bernhard Buttner
                          Chairman and President
                          Stephen E. Grant
                          Vice President
                          David T. Henigson
                          Vice President and
                          Secretary/Treasurer
                          Stephen La Rosa
                          Assistant Secretary/Treasurer


Small-Cap investments entail special risk considerations including liquidity and volatility.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.


This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).
                                                                         #514996